Expense Example - FidelitySAISustainableCorePlusBondFund-PRO - FidelitySAISustainableCorePlusBondFund-PRO - Fidelity SAI Sustainable Core Plus Bond Fund - Fidelity SAI Sustainable Core Plus Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 37
3 years	225
5 years	452
10 years	$ 1,104